SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance For Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ (1,498)	$ (1,222)
Addition during the period	(117)	(336)
Utilization of allowance for credit losses	157	60
Ending balance	$ (1,458)	(1,498)
Cumulative effect adjustment upon adoption of ASU 2016-13
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance		$ 0